Related Party Transactions (Details) - Schedule of Due to Related Party - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Transactions Amount Due to a Related Party [Abstract]
Beginning of the years January 1	$ 25,336	$ 68,786
Advances for operation and administration expenses		13,724
Payments made to a director		(25,009)
Exchange difference	(289)
Periods ended June 30	$ 25,047	$ 57,501